UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31
Date of reporting period: December 31, 2009

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FORM N-Q
DECEMBER 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited)	December 31, 2009

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.8%
Alabama — 1.3%
$ 4,000,000	Demopolis, AL, IDB, IDR, Delaware Mesa Farms Project, LOC-Wells Fargo
	Bank N.A., 0.250%, 1/7/10 (a)(b)	$4,000,000
	Huntsville, AL, Health Care Authority, Huntsville Hospital TECP:
20,167,000	0.300% due 1/20/10	20,167,000
18,300,000	0.350% due 3/2/10	18,300,000
	Huntsville Hospital:
9,600,000	0.270% due 2/4/10	9,600,000
20,000,000	0.300% due 2/9/10	20,000,000
300,000	Mobile County, AL, IDA, PCR, Exxon Mobil Project, 0.200%, 1/4/10 (a)	300,000
7,000,000	Mobile, AL, Downtown Redevelopment Authority Revenue,
	Austal USA LLC Project, LOC-Westpac Banking Corp., 0.200%, 1/7/10 (a)	7,000,000

	Total Alabama	79,367,000

Alaska — 0.4%
11,500,000	Alaska Industrial Development & Export Authority Revenue, Greater
	Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal,
	0.230%, 1/7/10 (a)	11,500,000
7,150,000	Alaska State Housing Finance Corp., Home Mortgage Revenue,
	SPA-Landesbank Baden-Wurttemberg, 0.300%, 1/7/10 (a)	7,150,000
7,500,000	Alaska State International Airports Revenues, LOC-State Street Bank &Trust Co.,
	0.260%, 1/6/10 (a)(b)	7,500,000

	Total Alaska	26,150,000

Arizona — 1.5%
25,800,000	Glendale, AZ, IDA, TECP, LOC-Wells Fargo Bank N.A.,
	0.330% due 2/10/10	25,800,000
	Phoenix, AZ:
40,000,000	Civic Improvement Corp., Airport Revenue, TECP, BAN,
	LOC-Bank of America N.A., 0.330% due 2/4/10	40,000,000
3,335,000	IDA Revenue, Southwestern College Phoenix,
	LOC-Comerica Bank, 0.310%, 1/7/10 (a)	3,335,000
18,900,000	Tempe, AZ, Transportation Excise Tax Revenue,
	SPA-Royal Bank of Canada, 0.240%, 1/6/10 (a)	18,900,000
	Yavapai County, AZ, IDA, Hospital Facility Revenue:
3,420,000	Northern Arizona Health Care, LOC-Banco Bilbao Vizcaya,
	0.230%, 1/7/10 (a)	3,420,000
2,200,000	Refunding Yavapai Regional Medical Center, LOC-UBS AG,
	0.230%, 1/7/10 (a)	2,200,000

	Total Arizona	93,655,000

California — 4.3%
1,200,000	ABAG Finance Authority for Nonprofit Corp., CA, Eskaton Village-Roseville,
	LOC-KBC Bank NV, 0.300%, 1/7/10 (a)	1,200,000
4,380,000	California EFA Revenue, Chapman University, LOC-Bank of America N.A.,
	0.210%, 1/4/10 (a)	4,380,000
600,000	California Health Facilities Finance Authority, Revenue, Stanford Hospital,
	0.240%, 1/6/10 (a)	600,000
	California Health Facilities Financing Authority:
1,900,000	Revenue, Adventist Health System West, LOC-U.S. Bank N.A.,
	0.200%, 1/4/10 (a)	1,900,000
	Kaiser Permanente TECP:
20,000,000	0.330% due 3/8/10	20,000,000
35,000,000	0.330% due 3/24/10	35,000,000
1,000,000	California Infrastructure & Economic Development Bank Revenue,
	Los Angeles County Museum, LOC-Bank of New York, 0.200%, 1/4/10 (a)	1,000,000
4,000,000	California PCFA, PCR, Pacific Gas & Electric, LOC-Bank One N.A.,
	0.200%, 1/4/10 (a)	4,000,000

See Notes to Schedule of Investments.
1

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

California — 4.3% (continued)
	California State Department of Water Resources, Power Supply Revenue,
	LOC-Bank of New York:
$ 21,610,000	0.200%, 1/4/10 (a)	$21,610,000
9,800,000	0.150%, 1/7/10 (a)	9,800,000
	California Statewide CDA:
1,800,000	MFH Revenue, Ridgeway Apartments, FHLMC, LIQ-FHLMC, 0.190%,
	1/7/10 (a)	1,800,000
	TECP:
6,000,000	0.450% due 1/13/10	6,000,000
14,500,000	0.320% due 2/11/10	14,500,000
1,535,000	Concord, CA, MFH Revenue, Maplewood & Golden Glen, LOC-Citibank N.A.,
	0.320%, 1/7/10 (a)(b)	1,535,000
	East Bay, CA, MUD Water Systems Revenue, TECP:
12,000,000	0.320% due 1/8/10	12,000,000
26,000,000	0.300% due 1/13/10	26,000,000
7,600,000	0.300% due 1/14/10	7,600,000
15,500,000	0.350% due 2/5/10	15,500,000
2,300,000	Fremont, CA, COP, Family Residential Center Financing Project, LOC-KBC Bank N.V.,
	0.280%, 1/7/10 (a)	2,300,000
500,000	Hemet, CA, MFH Revenue, Sunwest Retirement, LIQ-FHLMC,
	0.200%, 1/7/10 (a)	500,000
9,100,000	Irvine Ranch, CA, Water District, GO, Consolidated Improvement District,
	LOC-Bank of America N.A., 0.200%, 1/4/10 (a)	9,100,000
	Los Angeles, CA:
13,200,000	Department of Water & Power Waterworks Revenue, SPA-Banco Bilbao
	Vizcaya, 0.170%, 1/7/10 (a)	13,200,000
14,400,000	Department of Water & Power, SPA-Banco Bilboa Vizcaya,
	0.180%, 1/4/10 (a)	14,400,000
19,200,000	Regional Airports Improvement Corp. Lease Revenue,
	Sublease Los Angeles International LAX 2, LOC-Societe Generale, 0.240%, 1/4/10 (a)	19,200,000
500,000	Metropolitan Water District of Southern California, SPA-Lloyds TSB Bank PLC,
	0.270%, 1/4/10 (a)	500,000
1,500,000	Oakland, CA, Joint Powers Financing Authority Revenue,
	Fruitvale Transit Village, LOC-Citibank N.A., 0.230%, 1/6/10 (a)	1,500,000
1,000,000	Orange County, CA, Sanitation Districts, COP, SPA-Dexia Public Finance,
	0.280%, 1/4/10 (a)	1,000,000
2,400,000	Sacramento County, CA, Sanitation District Financing Authority Revenue,
	LIQ-Bank of America N.A., 0.210%, 1/4/10 (a)	2,400,000
3,850,000	Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue,
	SPA-Dexia Credit Local, 0.250%, 1/7/10 (a)	3,850,000
6,000,000	Turlock, CA, COP, Capital Improvement & Refunding Project,
	LOC-Societe Generale, 0.200%, 1/4/10 (a)	6,000,000
200,000	West Basin, CA, Municipal Water District Revenue COP, SPA-Dexia Credit Local,
	0.230%, 1/6/10 (a)	200,000

	Total California	258,575,000

Colorado — 3.1%
	Colorado HFA:
	Revenue:
	Multi-Family Project, SPA-FHLB:
900,000	0.320%, 1/6/10 (a)	900,000
4,000,000	0.350%, 1/6/10 (a)(b)	4,000,000
	Multi-Family, SPA-FHLB:
10,785,000	0.270%, 1/6/10 (a)(b)	10,785,000
8,080,000	0.270%, 1/6/10 (a)(b)	8,080,000
8,500,000	Single Family Mortgage Revenue, SPA-Dexia Credit Local,
	0.320%, 1/6/10 (a)(b)	8,500,000

See Notes to Schedule of Investments.
2

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Colorado — 3.1% (continued)
$ 980,000	Colorado School of Mines Enterprise Revenue, LOC-Dexia Credit Local,
	0.260%, 1/4/10 (a)	$980,000
	Colorado Springs, CO:
10,000,000	Revenue, The Colorado College Project, SPA- JPMorgan Chase,
	0.320%, 1/4/10 (a)	10,000,000
16,800,000	Utilities Revenue, Subordinated Lien Improvement, SPA-Dexia Credit Local,
	0.270%, 1/7/10 (a)	16,800,000
101,635,000	Denver, CO, City & County, COP, SPA-JPMorgan Chase, 0.200%, 1/4/10 (a)	101,635,000
55,000	Erie, CO, COP, LOC-Keybank N.A., 2.200%, 1/6/10 (a)	55,000
27,520,000	University of Colorado Hospital Authority Revenue, AGM,
	SPA-Wachovia Bank N.A., 0.340%, 1/6/10 (a)	27,520,000

	Total Colorado	189,255,000

Connecticut — 0.7%
21,600,000	Capital City, EDA, Parking & Energy Fee Revenue, SPA-Bank of America,
	0.270%, 1/6/10 (a)	21,600,000
	Connecticut State HEFA:
	Revenue:
200,000	Greenwich Hospital, LOC-Bank of America N.A., 0.240%, 1/6/10 (a)	200,000
4,000,000	Wesleyan University, SPA-JPMorgan Chase, 0.270%, 1/6/10 (a)	4,000,000
10,800,000	Yale University, 0.220%, 1/4/10 (a)	10,800,000
4,080,000	TECP, Yale University, 0.300% due 2/24/10	4,080,000

	Total Connecticut	40,680,000

Delaware — 0.4%
	Delaware State:
9,450,000	GO, 3.000% due 1/1/10	9,450,000
	Health Facilities Authority Revenue:
5,050,000	Bayhealth Medical Center Inc., LOC-PNC Bank N.A.,
	0.190%, 1/7/10 (a)	5,050,000
8,580,000	Beebe Medical Center Project, LOC-PNC Bank, 0.210%, 1/7/10 (a)	8,580,000
100,000	University of Delaware Revenue, Refunding, SPA-Landesbank Hessen-
	Thuringen, 0.240%, 1/4/10 (a)	100,000

	Total Delaware	23,180,000

District of Columbia — 1.8%
3,400,000	District of Columbia Enterprise Zone Revenue, Crowell and Moring LLP
	Project, LOC-Wachovia Bank N.A., 0.420%, 1/6/10 (a)(b)	3,400,000
	District of Columbia Revenue:
8,000,000	American Legacy Foundation, 0.200%, 1/7/10 (a)	8,000,000
5,110,000	American Sociological Association, LOC-PNC Bank N.A.,
	0.210%, 1/7/10 (a)	5,110,000
4,765,000	Jesuit Conference, LOC-PNC Bank, 0.210%, 1/7/10 (a)	4,765,000
9,900,000	St. Patrick’s Episcopal, LOC-SunTrust Bank, 0.350%, 1/6/10 (a)	9,900,000
2,100,000	The Pew Charitable Trusts, LOC-PNC Bank N.A., 0.190%, 1/7/10 (a)	2,100,000
7,685,000	Vestry Rock Creek Parish, LOC-PNC Bank N.A., 0.210%, 1/7/10 (a)	7,685,000
4,000,000	Washington Center For Internships and Academic Seminars,
	LOC- Branch Banking & Trust, 0.240%, 1/7/10 (a)	4,000,000
2,500,000	District of Columbia University Revenue, Georgetown University,
	LOC-TD Bank N.A., 0.230%, 1/7/10 (a)	2,500,000
	Metropolitan Washington, DC, Airports Authority:
37,760,000	AGM, SPA-Dexia Credit Local, 0.350%, 1/6/10 (a)(b)	37,760,000
23,000,000	TECP, LOC-JPMorgan Chase, 0.400% due 2/11/10	23,000,000

	Total District of Columbia	108,220,000

See Notes to Schedule of Investments.
3

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Florida — 8.5%
$ 1,000,000	Broward County, FL, HFA, MFH, Sawgrass Pines Apartments Project,
	LOC-GE Capital Corp., 0.400%, 1/7/10 (a)(b)	$1,000,000
2,000,000	Florida Housing Finance Corp., Multi-Family Mortgage Revenue,
	Mariners Cay Apartments, FNMA, LIQ-FNMA, 0.240%, 1/7/10 (a)	2,000,000
15,498,000	Florida Municipal Loan Council, TECP, LOC Bank of America 0.370% due 1/13/10	15,498,000
5,565,000	Highlands County, FL, Health Facilities Authority Revenue,
	Adventist Health System, LOC-PNC Bank N.A., 0.210%, 1/7/10 (a)	5,565,000
47,400,000	Hillsborough County, FL, School Board COP, Master Lease, NATL,
	LOC-Wachovia Bank N.A., 0.210%, 1/4/10 (a)	47,400,000
	Jacksonville, FL, Health Facilities Authority, Hospital Revenue:
	Baptist Medical Center Project:
4,675,000	0.210%, 1/4/10 (a)	4,675,000
4,800,000	LOC-Bank of America N.A., 0.210%, 1/4/10 (a)	4,800,000
35,000	Southern Baptist Hospital, LOC-Wachovia Bank N.A., 0.210%, 1/4/10 (a)	35,000
	JEA District, FL:
19,100,000	Electric System Revenue, SPA-Wachovia Bank N.A., 0.210%, 1/4/10 (a)	19,100,000
1,200,000	Energy System Revenue, LOC-State Street Bank & Trust Co.,
	0.170%, 1/7/10 (a)	1,200,000
	TECP:
39,600,000	LOC-Dexia Credit Local, 0.300% due 2/4/10	39,600,000
37,656,000	LOC-JPMorgan Chase, 0.250% due 2/4/10	37,656,000
	LOC-Landesbank Hessen-Thuringen:
26,300,000	0.320% due 3/2/10	26,300,000
19,800,000	0.320% due 3/2/10	19,800,000
400,000	Water & Sewer System Revenue, SPA-Banco Bilbao Vizcaya,
	0.300%, 1/6/10 (a)	400,000
11,920,000	Lakeland, FL, Education Facilities Revenue, Florida Southern College Project,
	LOC-SunTrust Bank, 0.300%, 1/6/10 (a)(c)	11,920,000
	Lee County, FL, IDA, Utilities Revenue:
8,300,000	North Fort Myers Utility Project, LOC-SunTrust Bank, 0.500%, 1/6/10 (a)(b)	8,300,000
13,000,000	North Fort Myers Utility, LOC-SunTrust Bank, 0.500%, 1/6/10 (a)(b)	13,000,000
	Miami-Dade County, FL, TECP, LOC-BNP, Dexia Credit Local:
9,000,000	0.350% due 1/7/10	9,000,000
4,800,000	0.300% due 2/4/10	4,800,000
	Orange County, FL:
5,800,000	Health Facilities Authority Revenue, Presbyterian Retirement
	Communities Inc., LOC-Branch Banking & Trust, 0.230%, 1/7/10 (a)	5,800,000
8,300,000	School Board, COP, LOC-Wachovia Bank N.A., 0.210%, 1/4/10 (a)	8,300,000
11,185,000	Orlando & Orange County, FL, Expressway Authority, AGM, 0.270%, 1/7/10 (a)	11,185,000
50,000,000	Orlando, FL, Utilities Commission, Utility System Revenue, 2.000% due 6/1/10	50,312,967
	Palm Beach County, FL:
10,250,000	HFA, MFH Revenue, Palm Gardens Apartments Project, LOC-Citibank N.A.,
	0.350%, 1/6/10 (a)(b)	10,250,000
5,000,000	Revenue, Raymond F. Kravis Center Project, LOC-Northern Trust Co.,
	0.220%, 1/7/10 (a)	5,000,000
8,500,000	Pasco County, FL, IDR, Leveredge Project, LOC-RBC Centura Bank,
	0.600%, 1/6/10 (a)(b)	8,500,000
8,040,000	Pembroke Pines, FL, Capital Improvement Revenue, Susan B. Anthony Center,
	LOC-SunTrust Bank, 0.350%, 1/6/10 (a)	8,040,000
	Pinellas County, FL, Health Facilities Authority Revenue:
10,000,000	Baycare Health System, LOC-Northern Trust Co., 0.220%, 1/7/10 (a)	10,000,000

See Notes to Schedule of Investments.
4

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Florida — 8.5% (continued)
$ 2,455,000	Hospital Facilities Bayfront Projects, LOC-SunTrust Bank,
	0.270%, 1/4/10 (a)	$2,455,000
76,515,000	Refunding, Health Systems Baycare, AGM, SPA-Morgan Stanley,
	0.280%, 1/7/10 (a)	76,515,000
3,460,000	Polk County, FL, IDA, IDR, Winter Haven Hospital Project, LOC-SunTrust Bank,
	0.270%, 1/4/10 (a)	3,460,000
	Sarasota County, FL:
6,100,000	Health Facility Authority Revenue, Bay Village Project, LOC-Bank of America N.A.,
	0.270%, 1/7/10 (a)(c)	6,100,000
35,800,000	Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Northern Trust Co.,
	0.180%, 1/4/10 (a)	35,800,000

	Total Florida	513,766,967

Georgia — 2.9%
	Atlanta, GA:
11,250,000	Development Authority Revenue, Georgia Aquarium Inc. Project,
	LOC-SunTrust Bank & FHLB, 0.260%, 1/6/10 (a)	11,250,000
8,135,000	Urban Residential Finance Authority, MFH Revenue, Senior Housing,
	Big Bethel Village LP, LOC-SunTrust Bank, 0.500%, 1/6/10 (a)(b)	8,135,000
3,550,000	Carroll County, GA, Development Authority Revenue, Royal Metal
	Productions Inc. Project, LOC-Branch Banking & Trust, 0.340%, 1/7/10 (a)(b)	3,550,000
	Coweta County, GA:
4,990,000	Development Authority Revenue, W.Y. Newnan Holding LLC Project,
	LOC-Wachovia Bank N.A., 0.420%, 1/7/10 (a)(b)	4,990,000
17,400,000	Residential Care Facilities for the Elderly Authority, Wesley Woods of Newnan,
	LOC-Branch Banking & Trust Co., 0.240%, 1/6/10 (a)	17,400,000
6,860,000	De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP,
	LOC-FHLMC, 0.310%, 1/7/10 (a)(b)	6,860,000
1,755,000	Douglas County, GA, Development Authority, IDR, Pandosia LLC Project,
	LOC-Wells Fargo Bank N.A., 0.320%, 1/7/10 (a)(b)	1,755,000
6,295,000	Floyd County, GA, Development Authority Revenue, Berry College Inc.,
	LOC-FHLB, SunTrust Bank, 0.260%, 1/6/10 (a)	6,295,000
	Fulton County, GA, Development Authority Revenue:
4,000,000	Atlanta YMCA Project, LOC-SunTrust Bank, 0.350%, 1/6/10 (a)	4,000,000
3,000,000	Doris & Weber School Project, LOC-Branch Banking & Trust,
	0.240%, 1/7/10 (a)	3,000,000
5,000,000	Lovett School Project, LOC-FHLB, SunTrust Bank, 0.260%, 1/6/10 (a)	5,000,000
3,400,000	Shepherd Center Inc., LOC-FHLB, SunTrust Bank, 0.260%, 1/6/10 (a)	3,400,000
	Gainesville & Hall County, GA:
7,700,000	Development Authority Revenue, Senior Living Facility, Lanier Village
	Estates Inc., Radian, LOC-Bank of America N.A., SPA-LaSalle Bank N.A.,
	0.210%, 1/4/10 (a)	7,700,000
37,400,000	Hospital Authority Revenue Anticipatory CTFS, Northeast Georgia Health System Inc.,
	LOC-Wachovia Bank N.A., 0.210%, 1/4/10 (a)	37,400,000
4,230,000	Greene County, GA, Development Authority Sewer Facilities Revenue, Carey
	Station Welfare LLC Project, LOC-Wachovia Bank N.A., 0.420%, 1/7/10 (a)(b)	4,230,000
9,375,000	Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project,
	LOC-Branch Banking & Trust, 0.340%, 1/7/10 (a)(b)	9,375,000
4,800,000	Kennesaw, GA, Development Authority, MFH Revenue, Walton Ridenour Apartments LP,
	LOC-FHLB, SunTrust Bank, 0.360%, 1/6/10 (a)(b)	4,800,000
	Municipal Electric Authority, GA:
900,000	Project One, Subordinated, AGM, SPA-Dexia Credit Local,
	0.350%, 1/6/10 (a)	900,000
13,700,000	TECP, LOC-Landesbank Hessen-Thuringen, 0.350% due 3/2/10	13,700,000
4,985,000	Savannah, GA, EDA Revenue, Savannah Country Day School,
	LOC-Branch Banking & Trust, 0.240%, 1/7/10 (a)	4,985,000

See Notes to Schedule of Investments.
5

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Georgia — 2.9% (continued)
$ 6,550,000	Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc.
	Project, LOC-Branch Banking & Trust, 0.340%, 1/7/10 (a)(b)	$6,550,000
4,000,000	Thomasville, GA, Hospital Authority Revenue, Anticipation CTFS, John D
	Archbold Memorial Hospital, LOC-Branch Banking & Trust,
	0.240%, 1/7/10 (a)	4,000,000
4,000,000	Valdosta-Lowndes County, GA, IDA Revenue, Steeda Autosports Project,
	LOC-Bank of America N.A., 0.350%, 1/7/10 (a)(b)	4,000,000

	Total Georgia	173,275,000

Idaho — 0.1%
6,400,000	Idaho Health Facilities Authority Revenue, St. Lukes Medical Center, AGM,
	SPA-Harris N.A., 0.270%, 1/4/10 (a)	6,400,000

Illinois — 3.9%
	Chicago, IL:
2,300,000	Board of Education, GO, AGM, SPA-Dexia Public Finance Bank,
	0.400%, 1/7/10 (a)	2,300,000
7,500,000	GO, SPA-JPMorgan Chase, 0.200%, 1/4/10 (a)	7,500,000
3,050,000	IDR, Victoria Ltd. LLC Project, LOC-LaSalle Bank N.A., 0.350%,
	1/7/10 (a)(b)	3,050,000
3,145,000	MFH, Hyde Park Redevelopment Ltd. Project, LOC-Harris Bank,
	0.340%, 1/7/10 (a)(b)	3,145,000
19,120,000	Sales Tax Revenue, SPA-JPMorgan Chase, 0.200%, 1/4/10 (a)	19,120,000
9,800,000	Tax Increment Revenue, Tax Allocation Bonds, Near North
	Redevelopment Project, Senior Lien, LOC-Bank of New York,
	0.320%, 1/6/10 (a)	9,800,000
	Water Revenue:
3,200,000	LOC-State Street Bank & Trust Co., 0.300%, 1/7/10 (a)	3,200,000
13,800,000	SPA-JPMorgan Chase, 0.260%, 1/4/10 (a)	13,800,000
15,000,000	Wastewater Transmission Revenue, LOC-Bank of America N.A.,
	0.200%, 1/4/10 (a)	15,000,000
	Cook County, IL:
1,000,000	Catholic Theological University Project, LOC-Harris Trust and Savings
	Bank, 0.380%, 1/6/10 (a)	1,000,000
	IDR:
1,375,000	Kenneth Properties Project, LOC-LaSalle Bank, 0.350%, 1/7/10 (a)(b)	1,375,000
1,515,000	Little Lady Foods Inc. Project, LOC-LaSalle Bank, 0.350%, 1/7/10 (a)(b)	1,515,000
7,245,000	Crestwood, IL, Revenue, Trinity Christian College, LOC-Fifth Third Bank,
	0.550%, 1/1/10 (a)	7,245,000
	Illinois DFA:
2,000,000	Carmel High School Project, LOC-LaSalle Bank, 0.380%, 1/6/10 (a)	2,000,000
700,000	Chicago Educational Television Association, LOC-LaSalle Bank N.A.,
	0.270%, 1/6/10 (a)	700,000
	IDR:
5,000,000	Prairie Packaging Inc. Project, LOC-LaSalle Bank, 0.350%, 1/7/10 (a)(b)	5,000,000
2,000,000	Profile Packaging Inc. Project, LOC-LaSalle Bank, 0.350%, 1/7/10 (a)(b)	2,000,000
	Illinois Finance Authority:
5,010,000	MFH Revenue, Liberty Towers Associates, LOC-Harris N.A., 0.270%, 1/7/10 (a)	5,010,000
	Revenue:
15,285,000	Central Dupage, LIQ-JPMorgan Chase, 0.200%, 1/4/10 (a)	15,285,000
6,900,000	Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A.,
	FHLB, 0.320%, 1/7/10 (a)	6,900,000
9,000,000	Illinois College, LOC-U.S. Bank, 0.230%, 1/7/10 (a)	9,000,000

See Notes to Schedule of Investments.
6

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Illinois — 3.9% (continued)
$ 4,000,000	Lake Forest Country Day School, LOC-Northern Trust Co., 0.330%, 1/6/10 (a)	$4,000,000
335,000	OSF Healthcare System, LOC-Wachovia Bank N.A., 0.250%, 1/4/10 (a)	335,000
11,500,000	Provena Health, LOC-JPMorgan Chase, 0.200%, 1/4/10 (a)	11,500,000
10,985,000	Resurrection Health, LOC-JPMorgan Chase, 0.290%, 1/4/10 (a)	10,985,000
2,360,000	Smith Village Project, LOC-LaSalle Bank, 0.270%, 1/7/10 (a)	2,360,000
4,605,000	Uhlich Children’s Advantage, LOC-JPMorgan Chase, 0.270%, 1/7/10 (a)	4,605,000
4,700,000	Wesleyan University, LOC-Northern Trust Co., 0.280%, 1/7/10 (a)	4,700,000
	Illinois Health Facilities Authority:
8,115,000	Pekin Memorial Hospital, LOC-Fifth Third Bank, 0.330%, 1/7/10 (a)	8,115,000
6,100,000	Revenue, Evanston Hospital Corp., SPA-JPMorgan Chase, 0.210%, 1/7/10 (a)	6,100,000
	Illinois Housing Development Authority, Revenue:
2,100,000	Homeowner Mortgage, SPA-State Street Bank & Trust Co., 0.399%, 1/6/10 (a)(b)	2,100,000
3,925,000	MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.,
	0.380%, 1/7/10 (a)(b)	3,925,000
1,300,000	Illinois State Toll Highway Authority, Toll Highway Revenue,
	SPA-Dexia Credit Local, 0.300%, 1/7/10 (a)	1,300,000
2,210,000	Libertyville, IL, Industrial Revenue, Fabrication Technologies,
	LOC-LaSalle Bank N.A., 0.350%, 1/7/10 (a)(b)	2,210,000
190,000	Lombard, IL, Revenue, National University Health Sciences Project,
	LOC-JPMorgan Chase, 0.270%, 1/7/10 (a)	190,000
7,700,000	Morton Grove, IL, Cultural Facilities Revenue, Illinois Holocaust Museum & Education,
	LOC-LaSalle Bank N.A., 0.230%, 1/7/10 (a)	7,700,000
910,000	Oak Lawn, IL, IDR, Lavergne Partners Project, LOC-LaSalle National Bank,
	0.350%, 1/7/10 (a)(b)	910,000
2,900,000	Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments Project, FNMA,
	LIQ-FNMA, 0.290%, 1/7/10 (a)(b)	2,900,000
3,925,000	Plainfield, IL, IDR, Plainfield Molding Project, LOC-LaSalle National Bank,
	0.350%, 1/7/10 (a)(b)	3,925,000
6,640,000	Quincy, IL, Revenue, Blessing Hospital, LOC-JPMorgan Chase, 0.230%, 1/4/10 (a)	6,640,000
3,400,000	Savanna, IL, IDR, Metform LLC Project, LOC-Bank of America N.A.,
	0.410%, 1/6/10 (a)	3,400,000
10,410,000	Will County, IL, Revenue, University of St. Francis, LOC-Fifth Third Bank,
	0.550%, 1/6/10 (a)	10,410,000

	Total Illinois	232,255,000

Indiana — 1.5%
4,115,000	Clarksville, IN, Revenue, Retirement Housing Foundation, LOC-KBC Bank NV,
	0.230%, 1/7/10 (a)	4,115,000
4,865,000	Indiana Finance Authority Hospital Revenue, Clarian Health Partners Inc.,
	LOC-Branch Banking & Trust, 0.300%, 1/6/10 (a)	4,865,000
3,200,000	Indiana Finance Authority Solid Waste Disposal Revenue, New Holland Dairy Leasing,
	LOC-LaSalle Bank N.A., 0.350%, 1/7/10 (a)(b)	3,200,000
6,830,000	Indiana Health & Educational Facilities Financing Authority Revenue,
	Refunding, Community Village Hartsfield, LOC-Harris N.A., 0.230%,
	1/7/10 (a)	6,830,000
6,820,000	Indiana Health Facilities Financing Authority, Hospital Revenue, Deaconess Hospital Obligation,
	LOC-Fifth Third Bank, 0.550%, 1/1/10 (a)	6,820,000
7,050,000	Indiana State Development Finance Authority, IDR, Republic Services Inc.,
	LOC-JPMorgan Chase, 0.270%, 1/4/10 (a)(b)	7,050,000
	Indiana State Finance Authority Revenue:
	Lease Appropriation:
19,000,000	0.230%, 1/7/10 (a)	19,000,000

See Notes to Schedule of Investments.
7

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Indiana — 1.5% (continued)
$ 10,000,000	SPA-Barclays Bank PLC, 0.200%, 1/7/10 (a)	$10,000,000
3,800,000	SPA-JPMorgan Chase, 0.230%, 1/4/10 (a)	3,800,000
6,900,000	Marquette Project, LOC-Branch Banking & Trust, 0.260%, 1/7/10 (a)	6,900,000
	Indianapolis, IN:
15,000,000	Local Public Improvement Bond Bank, Indianapolis Airport Project,
	AGM, SPA-Dexia Credit Local, 0.400%, 1/6/10 (a)(b)	15,000,000
5,155,000	MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA,
	0.320%, 1/1/10 (a)	5,155,000

	Total Indiana	92,735,000

Iowa — 0.6%
765,000	Grinnell, IA, Hospital Revenue, Grinnell Medical Center, LOC-U.S. Bank N.A.,
	0.250%, 1/4/10 (a)	765,000
	Iowa Finance Authority:
12,600,000	Health Facilities Revenue, Iowa Health System, LOC-JPMorgan Chase,
	0.200%, 1/4/10 (a)	12,600,000
	MFH Revenue:
6,500,000	SPA-Dexia Credit Local, 0.380%, 1/7/10 (a)(b)	6,500,000
7,000,000	Windsor on the River LLC, LOC-Wells Fargo Bank N.A., 0.340%,
	1/7/10 (a)(b)	7,000,000
10,370,000	Single-Family Revenue, GNMA, FNMA, SPA-FHLB, 0.270%, 1/7/10 (a)(b)	10,370,000

	Total Iowa	37,235,000

Kansas — 1.0%
55,745,000	Olathe, KS, GO, 1.250% due 6/1/10	55,917,607
4,500,000	Prairie Village, KS, Multi-Family Revenue, Refunding, Corinth Place Apartments Project,
	FHLMC, LIQ-FHLMC, 0.260%, 1/7/10 (a)	4,500,000

	Total Kansas	60,417,607

Kentucky — 1.3%
7,420,000	Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust,
	0.340%, 1/7/10 (a)(b)	7,420,000
7,000,000	Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project,
	LOC-Branch Banking & Trust, 0.230%, 1/7/10 (a)	7,000,000
8,000,000	Fulton County, KY, United Healthcare Hospital Co., LOC-Wachovia Bank,
	0.920%, 1/6/10 (a)	8,000,000
10,475,000	Georgetown, KY, Industrial Building Revenue, Refunding, Georgetown College Project,
	LOC-Fifth Third Bank, 0.550%, 1/1/10 (a)	10,475,000
	Kentucky Economic Development Finance Authority, Hospital Facilities
	Revenue:
5,400,000	Baptist Healthcare System Inc., LOC-JPMorgan Chase, 0.200%, 1/4/10 (a)	5,400,000
	Baptist Healthcare System:
9,000,000	LOC-Branch Banking & Trust, 0.230%, 1/7/10 (a)	9,000,000
1,700,000	LOC-JPMorgan Chase, 0.230%, 1/4/10 (a)	1,700,000
	Kentucky Housing Corp., Housing Revenue:
5,000,000	0.270%, 1/6/10 (a)(b)	5,000,000
2,000,000	SPA-Kentucky Housing Corp., 0.270%, 1/6/10 (a)(b)	2,000,000
700,000	Richmond, KY, League of Cities Funding Trust, Lease Program Revenue,
	LOC-U.S. Bank, 0.320%, 1/1/10 (a)	700,000
21,825,000	Williamsburg, KY, Educational Building Revenue, Refunding & Improvement Cumberland Project,
	LOC-Fifth Third Bank, 0.550%, 1/1/10 (a)(c)	21,825,000

	Total Kentucky	78,520,000

See Notes to Schedule of Investments.

8

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Louisiana — 0.9%
$ 7,300,000	Louisiana PFA Hospital Revenue, Franciscan Missionaries of our Lady Health System Inc.,
	LOC-JPMorgan Chase, 0.230%, 1/4/10 (a)	$7,300,000
	Louisiana PFA Revenue:
20,000,000	Dynamic Fuels LLC Project, LOC-JPMorgan Chase, 0.200%, 1/4/10 (a)	20,000,000
12,800,000	Tiger Atletic, LOC-Capital One N.A., LOC-FHLB, 0.200%, 1/7/10 (a)	12,800,000
	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue:
12,200,000	Loop LLC Project, LOC-SunTrust Bank, 0.270%, 1/4/10 (a)	12,200,000
2,000,000	Refunding, Loop LLC Project, LOC-SunTrust Bank, 0.300%, 1/6/10 (a)	2,000,000

	Total Louisiana	54,300,000

Maryland — 3.7%
3,020,000	Baltimore County, MD, EDR, Republic Services Inc. Project, LOC-Bank of
	America, 0.350%, 1/7/10 (a)(b)	3,020,000
	John Hopkins University Revenue, TECP:
1,500,000	0.300% due 3/4/10	1,500,000
11,290,000	0.330% due 3/8/10	11,290,000
6,988,000	0.300% due 3/9/10	6,988,000
4,500,000	0.340% due 4/6/10	4,500,000
13,900,000	0.350% due 4/7/10	13,900,000
	Maryland Health & Higher EFA, TECP:
13,765,000	0.240% due 2/11/10	13,765,000
	LOC-Bank of America N.A.:
21,216,000	0.300% due 2/9/10	21,216,000
8,000,000	0.300% due 2/10/10	8,000,000
1,600,000	Maryland State Economic Development Corp., EDR, Academy of Sciences Project,
	LOC-Bank of America N.A., 0.250%, 1/7/10 (a)	1,600,000
	Maryland State Health & Higher EFA Revenue:
3,600,000	Archdiocese Baltimore Schools, LOC-PNC Bank N.A., 0.300%, 1/1/10 (a)	3,600,000
2,485,000	Gaudenzia Foundation, LOC-PNC Bank, 0.300%, 1/1/10 (a)	2,485,000
7,613,000	LOC-Bank of America, 0.370% due 1/12/10	7,613,000
10,000,000	University of Maryland Medical System, LOC-PNC Bank N.A., 0.300%, 1/1/10 (a)	10,000,000
	Maryland State Stadium Authority, Sports Facilities Lease:
34,145,000	LIQ-Bank of America, 0.350%, 1/6/10 (a)(b)	34,145,000
10,500,000	Revenue, Refunding, Football Stadium, SPA-Dexia Credit Local,
	0.300%, 1/7/10 (a)	10,500,000
	Montgomery County, MD:
11,815,000	EDA Bonds, Sandy Springs Friends School Facility, LOC-SunTrust Bank,
	0.350%, 1/6/10 (a)	11,815,000
1,700,000	GO, BAN, Public Improvement, SPA-Dexia Credit Local, 0.200%, 1/4/10 (a)	1,700,000
8,250,000	Housing Opportunities Commission Revenue, FHA, 2.000% due 1/1/10	8,250,000
8,960,000	Housing Opportunities Commission, Multi-Family Revenue, Housing Development,
	GNMA, FNMA, FHLMC, FHA, SPA-PNC Bank,
	0.210%, 1/7/10 (a)	8,960,000
15,300,000	Revenue, Sidwell Friends School, LOC-SunTrust Bank, 0.350%, 1/6/10 (a)	15,300,000
13,900,000	Prince Georges County, MD, MFH, Allentowne Apartments Project, LOC-Wachovia Bank,
	0.290%, 1/7/10 (a)(b)	13,900,000
2,800,000	Washington Suburban Sanitation District, MD, GO, BAN, SPA-Landesbank Hessen-Thuringen,
	0.250%, 1/6/10 (a)	2,800,000
4,700,000	Wicomico County, MD, EDR, Harvard Custom Manufacturing Inc. Project, LOC-Bank of America N.A.,
	0.350%, 1/7/10 (a)(b)	4,700,000

	Total Maryland	221,547,000

See Notes to Schedule of Investments.

9

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Massachusetts — 4.5%
	Boston, MA, Water & Sewer, TECP, LOC-Bank of America:
$ 9,000,000	0.420% due 1/14/10	$9,000,000
10,000,000	0.400% due 3/2/10	10,000,000
6,600,000	Commonwealth of Massachusetts, TECP, LOC-Bank of Nova Scotia,
	0.260% due 1/7/10	6,600,000
10,750,000	Massachusetts Bay Transportation Authority, TECP, LOC-Fortis Bank,
	0.400% due 2/9/10	10,750,000
	Massachusetts Health & Education University Revenue, Harvard University TECP:
45,000,000	0.250% due 1/22/10	45,000,000
24,000,000	0.400% due 2/8/10	24,000,000
12,627,000	0.400% due 2/11/10	12,627,000
	Harvard University:
9,000,000	0.350% due 2/17/10	9,000,000
32,855,000	0.450% due 2/17/10	32,855,000
28,000,000	Massachusetts School Building Authority, TECP, LOC-Bank of Nova Scotia,
	0.320% due 1/7/10	28,000,000
	Massachusetts State DFA Revenue:
4,320,000	Notre Dame Health Care Center, LOC-KBC Bank NV, 0.300%, 1/7/10 (a)	4,320,000
4,645,000	St. Mark’s School, LOC-Bank of America, 0.250%, 1/7/10 (a)	4,645,000
500,000	Massachusetts State HEFA Revenue, Partners Healthcare Systems,
	0.180%, 1/4/10 (a)	500,000
	Massachusetts State HEFA, Revenue:
6,750,000	Harvard University, 0.180%, 1/4/10 (a)	6,750,000
2,390,000	Northeastern University, LOC-JPMorgan Chase, 0.200%, 1/4/10 (a)	2,390,000
2,975,000	Massachusetts State HFA, Housing Revenue, LOC-Lloyds TSB Bank PLC,
	0.250%, 1/7/10 (a)(b)	2,975,000
10,560,000	Massachusetts State Water Resources Authority, Multi-Modal, Subordinated,
	Refunding, LOC-Landesbank Hessen-Thuringen, 0.320%, 1/4/10 (a)	10,560,000
	Massachusetts State:
	DFA Revenue:
	Boston University, LOC-Citizens Bank, FHLB:
4,910,000	0.170%, 1/7/10 (a)	4,910,000
4,520,000	0.220%, 1/7/10 (a)	4,520,000
500,000	Judge Rotenburg Educational Center, LOC-Fleet National Bank,
	0.210%, 1/6/10 (a)	500,000
	GO:
5,100,000	Central Artery, SPA-State Street Bank & Trust Co., 0.220%, 1/4/10 (a)	5,100,000
	Consolidated Loan:
4,400,000	SPA-Bank of America, 0.240%, 1/4/10 (a)	4,400,000
19,000,000	SPA-Dexia Credit Local, 0.320%, 1/4/10 (a)	19,000,000
100,000	SPA-Landesbank Hessen-Thuringen, 0.270%, 1/7/10 (a)	100,000
	HEFA Revenue:
2,350,000	Baystate Medical Center Inc., LOC-JPMorgan Chase, 0.200%,
	1/4/10 (a)	2,350,000
	Capital Asset Program, LOC-Bank of America:
200,000	0.220%, 1/4/10 (a)	200,000
170,000	0.200%, 1/7/10 (a)	170,000
600,000	Harvard University, 0.150%, 1/7/10 (a)	600,000
300,000	Harvard Vanguard Medical Associates, LOC-Bank of America,
	0.190%, 1/7/10 (a)	300,000
1,375,000	Partners Healthcare Systems, SPA-JPMorgan Chase, 0.150%, 1/7/10 (a)	1,375,000

See Notes to Schedule of Investments.

10

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Massachusetts — 4.5% (continued)
$ 5,250,000	Williams College, 0.250%, 1/6/10 (a)	$5,250,000

	Total Massachusetts	268,747,000

Michigan — 1.5%
	Michigan State:
8,400,000	GO, 2.000% due 9/30/10	8,490,614
610,000	HDA, AGM, LIQ-Dexia Credit Local, 0.400%, 1/6/10 (a)(b)	610,000
	Hospital Finance Authority Revenue:
6,515,000	Ltd. Obligation Radiation, LOC-Fifth Third Bank, 0.550%, 1/1/10 (a)	6,515,000
19,000,000	Marquette General Hospital, AGC, SPA-JPMorgan Chase, 0.280%,
	1/7/10 (a)	19,000,000
30,000,000	Housing Development Authority, SPA-KBC Bank N.V., 0.400%, 1/6/10
	(a)(b)	30,000,000
4,505,000	Strategic Fund, Limited Obligation Revenue, Transnav Technologies Inc.,
	LOC-LaSalle Bank Midwest, 0.350%, 1/7/10 (a)(b)	4,505,000
3,200,000	Oakland County, MI, Economic Development Corp., Limited Obligation
	Revenue, Detroit Skating Club Inc., LOC-Fifth Third Bank,
	0.550%, 1/1/10 (a)	3,200,000
	University of Michigan:
6,500,000	Revenue, Hospital, 0.240%, 1/4/10 (a)	6,500,000
12,000,000	TECP, 0.270% due 3/1/10	12,000,000

	Total Michigan	90,820,614

Minnesota — 1.4%
5,100,000	Minnesota Agricultural & Economic Development Board Revenue, Essentia
	Health, AGC, SPA-Wells Fargo Bank N.A., 0.250%, 1/4/10 (a)	5,100,000
	Minnesota State Housing Finance Agency:
41,490,000	Residential Housing Finance, SPA-Lloyds TSB Bank PLC,
	0.270%, 1/7/10 (a)(b)	41,490,000
32,975,000	Residential Housing, GO of Agency, SPA-Lloyds TSB Bank PLC,
	0.270%, 1/7/10 (a)(b)	32,975,000
3,900,000	Rochester, MN, GO, TECP, LOC-U.S. Bank Trust N.A., 0.250% due 1/7/10	3,900,000

	Total Minnesota	83,465,000

Mississippi — 1.4%
	Mississippi Business Finance Corp.:
	Gulf Opportunity Zone:
10,000,000	Revenue, Petal Gas Storage LLC, LOC-SunTrust Bank,
	0.230%, 1/6/10 (a)	10,000,000
11,000,000	SG Resources Mississippi LLC, LOC-FHLB, SunTrust Bank,
	0.260%, 1/6/10 (a)	11,000,000
800,000	IDR, Central Mississippi Banking Co. LLP, LOC-Bank of America N.A.,
	0.350%, 1/7/10 (a)(b)	800,000
61,000,000	Mississippi Development Bank, Special Obligation, Harrison, AGM,
	SPA-Dexia Credit Local, 0.240%, 1/7/10 (a)	61,000,000

	Total Mississippi	82,800,000

Missouri — 1.3%
6,800,000	Florissant, MO, IDA Revenue, Retirement Housing Foundation,
	LOC-KBC Bank NV, 0.230%, 1/7/10 (a)	6,800,000
5,450,000	Kansas City, MO, IDA, Revenue, Ewing Marion Kauffman, 0.250%, 1/4/10 (a)	5,450,000
3,400,000	Missouri Development Finance Board, MO, Kauffman Center, SPA-Bank of
	America, 0.250%, 1/4/10 (a)	3,400,000
	Missouri State HEFA:
	Educational Facilities Revenue:

See Notes to Schedule of Investments.

11

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Missouri — 1.3% (continued)
$ 5,700,000	Ranken Technical College, LOC-Northern Trust Co., 0.250%, 1/1/10 (a)	$5,700,000
3,400,000	St. Louis Priory School Project, LOC-U.S. Bank N.A.,
	0.250%, 1/7/10 (a)	3,400,000
	St. Louis University:
	LOC-Bank of America N.A.:
6,000,000	0.180%, 1/4/10 (a)	6,000,000
600,000	0.200%, 1/4/10 (a)	600,000
6,200,000	LOC-Wells Fargo Bank N.A., 0.200%, 1/4/10 (a)	6,200,000
7,900,000	Washington University, SPA-JPMorgan Chase, 0.180%, 1/4/10 (a)	7,900,000
	Revenue:
10,100,000	BJC Health Systems, SPA-Bank of Nova Scotia & JPMorgan Chase,
	0.200%, 1/4/10 (a)	10,100,000
540,000	St. Francis Medical Center, LOC-Bank of America N.A.,
	0.250%, 1/4/10 (a)	540,000
13,775,000	Washington University, SPA-Wells Fargo Bank N.A.,
	0.220%, 1/4/10 (a)	13,775,000
2,200,000	St. Charles County, MO, Public Water Supply, District No. 2, COP, LOC-
	Bank of America N.A., 0.250%, 1/7/10 (a)	2,200,000
4,000,000	University of Missouri, University Revenues, System Facilities,
	0.200%, 1/4/10 (a)	4,000,000

	Total Missouri	76,065,000

Montana — 0.0%
995,000	Montana State Board of Regents, Higher Education Revenue, Montana State
	University Facilities Improvement, LOC-Wachovia Bank N.A.,
	0.210%, 1/4/10 (a)	995,000

Nebraska — 1.3%
30,000,000	Central Plains Energy Project, NE, Gas Project Revenue, SPA-Royal Bank of Canada,
	0.230%, 1/7/10 (a)	30,000,000
11,080,000	Nebraska Educational Finance Authority Revenue, Creighton University
	Projects, LOC-JPMorgan Chase, 0.200%, 1/4/10 (a)	11,080,000
	Nebraska Public Power District, TECP:
5,000,000	LIQ-Bank of Nova Scotia, 0.300% due 2/11/10	5,000,000
31,300,000	LOC-Bank of Nova Scotia, 0.420% due 1/12/10	31,300,000

	Total Nebraska	77,380,000

Nevada — 3.5%
	Carson City, NV, Hospital Revenue:
8,900,000	Carson Tahoe Regional Medical Center, LOC-U.S. Bank, 0.230%, 1/7/10 (a)	8,900,000
17,475,000	Tahoe Hospital Project, LOC-U.S. Bank, 0.230%, 1/7/10 (a)	17,475,000
10,000,000	Clark County, NV, School District, AGM, SPA-State Street Bank & Trust
	Co., 0.250%, 1/4/10 (a)	10,000,000
	Clark County, NV:
	Airport Revenue, AGM, SPA-Dexia Credit Local:
39,000,000	0.270%, 1/6/10 (a)(b)	39,000,000
24,000,000	0.280%, 1/6/10 (a)(b)	24,000,000
	GO, TECP, LOC-Bank of America N.A.:
21,000,000	0.330% due 1/8/10	21,000,000
7,000,000	0.450% due 1/13/10	7,000,000
7,000,000	0.350% due 4/6/10	7,000,000
15,000,000	TECP, Highway Revenue, LOC-BNP Paribas, 0.330% due 1/4/10	15,000,000
	Las Vegas Valley, NV, Water District:
2,920,000	GO, Water Improvement, SPA-Dexia Credit Local, 0.350%, 1/4/10 (a)	2,920,000
11,925,000	Water Improvement, SPA-Dexia Credit Local, 0.350%, 1/4/10 (a)	11,925,000
	Nevada Housing Division:

See Notes to Schedule of Investments.

12

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Nevada — 3.5% (continued)
$ 5,700,000	Multi-Family Unit Housing, Mesquite Apartments B, 0.420%, 1/6/10 (a)(b)	$5,700,000
3,200,000	Single Family Mortgage Revenue, GNMA, FNMA, FHLMC,
	SPA-JPMorgan Chase, 0.420%, 1/6/10 (a)(b)	3,200,000
1,800,000	Reno, NV, Sales Tax Revenue, Reno Project, LOC-Bank of New York,
	0.260%, 1/4/10 (a)	1,800,000
	Truckee Meadows, NV, Water Authority Revenue, TECP,
	LOC-Lloyds TSB Bank PLC:
7,800,000	0.320% due 3/4/10	7,800,000
3,400,000	0.290% due 4/6/10	3,400,000
10,600,000	0.300% due 4/8/10	10,600,000
12,157,000	Truckee Meadows, NV, Water Authority, TECP, LOC-Lloyds TSB Bank PLC,
	0.350% due 1/13/10	12,157,000

	Total Nevada	208,877,000

New Hampshire — 1.3%
17,550,000	New Hampshire Health & Education Authority Hospital Revenue, Wentworth Douglass Hospital,
	Radian, LOC-JPMorgan Chase, 0.260%, 1/4/10 (a)	17,550,000
	New Hampshire HEFA Revenue:
31,265,000	Dartmouth Hitchcock Obligation, AGM, SPA-Dexia Credit Local & JPMorgan Chase,
	0.330%, 1/7/10 (a)	31,265,000
15,660,000	Healthcare Inc., Exeter Hospital Group, LOC-Bank of America,
	0.230%, 1/7/10 (a)	15,660,000
	New Hampshire State Business Finance Authority:
14,000,000	Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen,
	0.360%, 1/7/10 (a)(b)	14,000,000
1,500,000	Luminescent Systems Inc., LOC-HSBC Holding PLC,
	0.450%, 1/6/10 (a)(b)(c)	1,500,000

	Total New Hampshire	79,975,000

New Jersey — 1.7%
840,000	Clifton, NJ, GO, 3.000% due 7/15/10	851,143
17,500,000	Delaware River Port Authority of Pennsylvania & New Jersey, Revenue,
	LOC-TD Banknorth N.A., 0.230%, 1/7/10 (a)	17,500,000
40,000,000	Hudson County, NJ, Improvement Authority, County-GTD Pooled Notes,
	1.750% due 9/3/10	40,196,791
18,503,000	Montclair Township, NJ, GO, BAN, 1.500% due 12/17/10	18,696,146
100,000	New Jersey EDA, Revenue, School Facilities Construction,
	LOC-Dexia Credit Local, 0.350%, 1/6/10 (a)	100,000
7,000,000	New Jersey Health Care Facilities Financing Authority Revenue,
	Virtua Health Inc., LOC-TD Bank N.A., 0.230%, 1/7/10 (a)	7,000,000
8,100,000	New Jersey State Turnpike Authority Revenue, AGM, SPA-Dexia Credit Local,
	0.380%, 1/6/10 (a)	8,100,000
1,530,000	Pemberton Township, NJ, GO, BAN, 1.250% due 1/5/11 (d)	1,532,249
	Trenton, NJ, GO, BAN:
1,036,379	3.000% due 7/15/10	1,039,889
1,716,605	3.500% due 7/15/10 (b)	1,724,631
1,747,500	3.500% due 12/10/10	1,761,766
3,000,000	Verona Township, NJ, GO, BAN, 1.500% due 12/15/10	3,031,050

	Total New Jersey	101,533,665

New Mexico — 0.8%
45,500,000	New Mexico Municipal Energy Acquisition Authority Gas Supply,
	SPA-Royal Bank of Canada, 0.230%, 1/7/10 (a)	45,500,000

New York — 3.8%
	MTA, NY:

See Notes to Schedule of Investments.

13

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

New York — 3.8% (continued)
$ 28,300,000	Revenue, Transportation, LOC-Landesbank Hessen-Thuringen,
	0.240%, 1/4/10 (a)	$28,300,000
41,900,000	TECP, BAN, LOC-ABN AMRO Bank N.V., 0.330% due 1/7/10	41,900,000
	New York City, NY:
	GO:
300,000	LOC-JPMorgan Chase, 0.230%, 1/4/10 (a)	300,000
13,200,000	SPA-Landesbank Hessen-Thuringen, 0.200%, 1/4/10 (a)	13,200,000
1,000,000	LOC-Bank of New York, 0.200%, 1/4/10 (a)	1,000,000
	MFA Water & Sewer System Revenue:
	Second General Resolution:
1,800,000	Fiscal 2008, SPA-Fortis Bank SA, 0.200%, 1/4/10 (a)	1,800,000
1,100,000	SPA-Bank of Nova Scotia, 0.230%, 1/4/10 (a)	1,100,000
23,350,000	SPA-Fortis Bank S.A., 0.180%, 1/4/10 (a)	23,350,000
	Municipal Water Finance Authority:
	TECP:
12,200,000	0.350% due 1/14/10	12,200,000
14,175,000	0.350% due 1/21/10	14,175,000
	Water & Sewer System Revenue:
17,900,000	Second Generation Resolution, SPA-Bank of Nova Scotia,
	0.270%, 1/4/10 (a)	17,900,000
20,600,000	SPA-Landesbank Hessen-Thuringen, 0.220%, 1/4/10 (a)	20,600,000
2,000,000	SPA-Lloyds TSB Bank PLC, 0.200%, 1/4/10 (a)	2,000,000
23,000,000	Municipal Water, TECP, 0.450% due 1/6/10	23,000,000
1,200,000	NATL, SPA-Bank of Nova Scotia, 0.220%, 1/4/10 (a)	1,200,000
	TFA, New York City Recovery Project Revenue:
600,000	SPA-Royal Bank of Canada, 0.220%, 1/4/10 (a)	600,000
9,400,000	Subordinated, LIQ-Landesbank Hessen-Thuringen, 0.200%, 1/4/10 (a)	9,400,000
19,715,000	New York, NY, GO, LOC-Landesbank Baden-Wurttemberg, 0.300%, 1/4/10 (a)	19,715,000

	Total New York	231,740,000

North Carolina — 2.4%
11,320,000	Guilford County, NC, GO, SPA-Dexia Credit Local, 0.230%, 1/7/10 (a)	11,320,000
3,040,000	Mecklenburg County, NC, COP, SPA-Depfa Bank PLC, 0.220%, 1/7/10 (a)	3,040,000
	North Carolina Capital Facilities Finance Agency, Educational Facilities
	Revenue:
4,500,000	High Point University Project, LOC-Branch Banking & Trust,
	0.240%, 1/7/10 (a)	4,500,000
3,000,000	Summit School Inc. Project, LOC-Branch Banking and Trust,
	0.240%, 1/7/10 (a)	3,000,000
6,330,000	North Carolina Educational Facilities Finance Agency Revenue, Queens
	College, LOC-Bank of America N.A., 0.220%, 1/7/10 (a)	6,330,000
	North Carolina HFA, Home Ownership:
6,600,000	1998 TR-19C, LIQ-Bank of America, 0.280%, 1/6/10 (a)(b)	6,600,000
5,925,000	LIQ-Bank of America N.A., 0.280%, 1/6/10 (a)(b)	5,925,000
	North Carolina Medical Care Community, Health Care Facilities Revenue:
25,000,000	Blue Ridge Healthcare Systems Inc., LOC-Wachovia Bank N.A.,
	0.210%, 1/4/10 (a)	25,000,000
5,000,000	First Mortgage Deerfield, LOC-Branch Banking & Trust,
	0.240%, 1/7/10 (a)	5,000,000
	North Carolina State Education Assistance Authority Revenue:
16,070,000	LOC-Branch Banking & Trust, 0.320%, 1/7/10 (a)(b)	16,070,000
23,000,000	LOC-Royal Bank of Canada, 0.290%, 1/7/10 (a)(b)	23,000,000
5,170,000	Piedmont, NC, Triad Airport Authority, Revenue, Refunding, LOC-Branch
	Banking & Trust, 0.350%, 1/7/10 (a)(b)	5,170,000

See Notes to Schedule of Investments.

14

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

North Carolina — 2.4% (continued)
$ 19,650,000	Raleigh Durham, NC, Airport Authority Airport Revenue,
	SPA-Bank of America N.A., 0.270%, 1/7/10 (a)(b)	$19,650,000
2,400,000	Richmond County, NC, Industrial Facilities & PCFA Revenue,
	Ritz Craft Corp. Inc. Facility, LOC-PNC Bank N.A., 0.400%, 1/1/10 (a)(b)	2,400,000
3,040,000	University of North Carolina, University Revenues, 0.230%, 1/6/10 (a)	3,040,000
6,550,000	Winston Salem, NC, COP, SPA-Dexia Credit Local, 0.270%, 1/7/10 (a)	6,550,000

	Total North Carolina	146,595,000

North Dakota — 0.2%
	North Dakota State Housing Finance Agency:
10,000,000	Home Mortgage Finance, SPA-FHLB, 0.270%, 1/6/10 (a)(b)	10,000,000
5,000,000	Revenue, Housing Finance Program, Home Mortgage Finance,
	SPA-KBC Bank, 0.310%, 1/6/10 (a)(b)	5,000,000

	Total North Dakota	15,000,000

Ohio — 1.8%
3,300,000	Columbus, OH, Regional Airport Authority, TECP, LOC-Calyon Bank,
	0.250% due 2/11/10	3,300,000
1,200,000	County of Montgomery, OH, Revenue, Catholic Health Initiatives,
	SPA-Bank of New York, 0.300%, 1/6/10 (a)	1,200,000
	Montgomery County, OH:
525,000	Hospital Revenue, Kettering Health, AGM, SPA-Dexia Credit Local,
	0.300%, 1/6/10 (a)	525,000
51,175,000	Revenue Bonds, TECP, Ketterling Medical Center, LOC-Dexia Credit Local,
	0.350% due 2/4/10	51,175,000
1,725,000	Ohio Housing Finance Agency, Mortgage Revenue, Residential Mortgage,
	GNMA/FNMA, SPA-KBC Bank N.V., 0.260%, 1/6/10 (a)(b)	1,725,000
2,000,000	Ohio State Higher Educational Facility Commission Revenue, Kenyon College Project,
	LOC-Northern Trust Co., 0.200%, 1/4/10 (a)	2,000,000
	Ohio State University:
	General Receipts:
265,000	0.170%, 1/6/10 (a)	265,000
2,000,000	0.150%, 1/6/10 (a)	2,000,000
30,300,000	0.220%, 1/6/10 (a)	30,300,000
4,270,000	TECP, 0.350% due 4/6/10	4,270,000
1,800,000	Ohio State Water Nuclear Development Authority, PCR, Refunding,
	Firstenergy Nuclear Project, LOC-Wachovia Bank, 0.210%, 1/4/10 (a)	1,800,000
	Ohio State:
3,000,000	Air Quality Development Authority Revenue, Ohio Valley Electric
	Corp., LOC-Bank of Nova Scotia, 0.220%, 1/7/10 (a)	3,000,000
	GO:
4,300,000	Common Schools, 0.290%, 1/6/10 (a)	4,300,000
2,045,000	Refunding, 0.290%, 1/6/10 (a)	2,045,000
3,150,000	University of Cincinnati, OH, General Receipts, BAN, 1.500% due 12/16/10	3,179,094

	Total Ohio	111,084,094

Oklahoma — 0.7%
16,475,000	Oklahoma Development Finance Authority, Health System Revenue, TECP,
	Integris Baptist Medical Center Inc., 0.300% due 2/1/10	16,475,000
	Oklahoma State:
12,600,000	Municipal Power Authority, Power Supply System Revenue,
	LOC-Bank of America N.A., 0.210%, 1/4/10 (a)	12,600,000
15,300,000	Turnpike Authority Revenue, SPA-Lloyds TSB Bank PLC,
	0.200%, 1/4/10 (a)	15,300,000

	Total Oklahoma	44,375,000

Oregon — 1.5%
	Clackamas County, OR, Hospital Facility Authority, TECP:

See Notes to Schedule of Investments.

15

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Oregon — 1.5% (continued)
$ 20,000,000	0.500% due 1/19/10	$20,000,000
12,200,000	Providence Health System, 0.270% due 1/7/10	12,200,000
7,800,000	Medford, OR, Hospital Facilities Authority Revenue, Rogue Valley Manor Project,
	LOC-Bank of America N.A., 0.230%, 1/4/10 (a)	7,800,000
	Oregon State GO, Veterans Welfare, SPA-Dexia Credit Local:
21,675,000	0.200%, 1/4/10 (a)	21,675,000
7,120,000	0.200%, 1/4/10 (a)	7,120,000
1,100,000	0.200%, 1/4/10 (a)(b)	1,100,000
8,225,000	0.200%, 1/6/10 (a)	8,225,000
2,900,000	0.200%, 1/6/10 (a)	2,900,000
2,100,000	Oregon State, Facilities Authority, Revenue, Episcopal School Projects,
	LOC-U.S. Bank, 0.240%, 1/7/10 (a)	2,100,000
5,600,000	Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project,
	LOC-Bank of America, 0.280%, 1/7/10 (a)	5,600,000

	Total Oregon	88,720,000

Pennsylvania — 7.8%
	Allegheny County, PA:
	Higher Education Building Authority, University Revenue, Carnegie
	Mellon University:
3,500,000	SPA-Bank of New York, 0.250%, 1/4/10 (a)	3,500,000
1,600,000	SPA-Landesbank Hessen-Thuringen, 0.250%, 1/4/10 (a)	1,600,000
	IDA:
2,900,000	Health & Housing Facilities Revenue, LOC-PNC Bank N.A.,
	0.250%, 1/4/10 (a)	2,900,000
3,850,000	Little Sisters of the Poor Project, LOC-PNC Bank N.A.,
	0.210%, 1/7/10 (a)	3,850,000
9,300,000	Revenue, Education Center Watson, LOC-PNC Bank N.A.,
	0.210%, 1/7/10 (a)	9,300,000
9,200,000	Beaver County, PA, IDA, PCR, Revenue, FirstEnergy, LOC-Barclays Bank PLC,
	0.230%, 1/6/10 (a)	9,200,000
8,400,000	Bucks County, PA, IDA, Hospital Revenue, Grand View Hospital, LOC-TD Bank N.A.,
	0.230%, 1/7/10 (a)	8,400,000
4,500,000	Butler County, PA, Hospital Authority Revenue, Butler Health System Inc. Project,
	LOC-Branch Banking & Trust, 0.220%, 1/7/10 (a)	4,500,000
4,320,000	Chester County, PA, HEFA Revenue, Barclay Friends Project, LOC-Wachovia Bank N.A.,
	0.320%, 1/6/10 (a)	4,320,000
400,000	Dauphin County, PA, GO, SPA-PNC Bank N.A., 0.180%, 1/7/10 (a)	400,000
13,505,000	Delaware County, PA, Authority Revenue, Elwyn Inc. Project, LOC-Wachovia Bank N.A.,
	0.210%, 1/4/10 (a)	13,505,000
24,270,000	Fayette County, PA, Hospital Authority, Fayette Regional Health System,
	LOC-PNC Bank N.A., 0.190%, 1/7/10 (a)	24,270,000
	Geisinger Authority, PA:
46,385,000	Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.,
	0.200%, 1/4/10 (a)	46,385,000
16,200,000	Health Systems, Geisinger Health System Foundation, SPA-Northern Trust Co.,
	0.180%, 1/4/10 (a)	16,200,000
	Lancaster County, PA, Hospital Authority Revenue:
2,500,000	Lancaster General Hospital, LOC-Bank of America N.A., 0.300%, 1/4/10 (a)	2,500,000
2,440,000	Masonic Homes Project, LOC-JPMorgan Chase, 0.210%, 1/4/10 (a)	2,440,000
12,825,000	Lancaster, PA, IDA Revenue, Hospice Lancaster County Project, LOC-PNC
	Bank N.A., 0.210%, 1/7/10 (a)	12,825,000
8,000,000	Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.,
	0.210%, 1/7/10 (a)	8,000,000
16,390,000	Manheim Township, PA, School District, GO, AGM St. Aid Withholding,
	SPA-Royal Bank of Canada, 0.250%, 1/7/10 (a)	16,390,000

See Notes to Schedule of Investments.

16

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Pennsylvania — 7.8% (continued)
$ 3,830,000	Middletown, PA, Area School District, AGM St. Aid Withholding, SPA-RBC Centura Bank,
	0.430%, 1/7/10 (a)	$3,830,000
2,200,000	Montgomery County, PA, IDA Revenue, Lasalle College, LOC-PNC Bank N.A.,
	0.210%, 1/7/10 (a)	2,200,000
17,300,000	New Castle, PA, Area Hospital Authority, Jameson Memorial Hospital, LOC-PNC Bank,
	0.210%, 1/7/10 (a)	17,300,000
11,650,000	Pennsylvania Economic Development Financing Authority, TECP, LOC-Wachovia Bank N.A.,
	0.620% due 9/1/10 (e)	11,650,000
	Pennsylvania Housing Finance Agency:
17,000,000	SPA-Dexia Credit Local, 0.260%, 1/6/10 (a)(b)	17,000,000
8,300,000	Single-Family Mortgage Revenue, SPA-Dexia Credit Local, 0.270%,
	1/6/10 (a)(b)	8,300,000
	Pennsylvania State Turnpike Commission:
25,000,000	Registration Fee Revenue, Refunding, AGM, SPA-JPMorgan Chase,
	0.240%, 1/7/10 (a)	25,000,000
40,450,000	Revenue, AGM, SPA-JPMorgan Chase, 0.240%, 1/7/10 (a)	40,450,000
	Philadelphia, PA:
	Authority for IDR:
6,000,000	Newcourtland Elder Services Project, LOC-PNC Bank N.A.,
	0.250%, 1/4/10 (a)	6,000,000
3,000,000	Springside School, LOC-PNC Bank, 0.210%, 1/7/10 (a)	3,000,000
10,000,000	School District, GO, LOC-Commerce Bank N.A., 0.230%, 1/7/10 (a)	10,000,000
30,800,000	TRAN, 2.500% due 6/30/10	31,064,529
76,875,000	Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, AGM,
	SPA-PNC Bank, 0.240%, 1/7/10 (a)	76,875,000
4,775,000	Somerset County, PA, GO, LOC-PNC Bank N.A., 0.210%, 1/7/10 (a)	4,775,000
13,000,000	State Public School Building Authority, Albert Gallatin Area Schools, AGM,
	SPA-PNC Bank, 0.260%, 1/7/10 (a)	13,000,000
7,000,000	Wallingford-Swarthmore, PA, School District, GO, 0.410%, 1/7/10 (a)	7,000,000
1,130,000	West Cornwall Township Municipal Authority, PA, General Government Loan Program,
	AGM, SPA-Dexia Credit Local, 0.410%, 1/7/10 (a)	1,130,000

	Total Pennsylvania	469,059,529

Puerto Rico — 0.9%
	Commonwealth of Puerto Rico, GO:
	AGM:
2,410,000	SPA-Dexia Bank, 0.270%, 1/7/10 (a)	2,410,000
3,500,000	SPA-Dexia Credit Local, 0.400%, 1/7/10 (a)	3,500,000
	Public Improvements, AGM:
22,015,000	SPA-Dexia Bank, 0.270%, 1/7/10 (a)	22,015,000
6,100,000	SPA-Dexia Credit Local, 0.270%, 1/7/10 (a)	6,100,000
2,100,000	SPA-JPMorgan Chase, 0.350%, 1/7/10 (a)	2,100,000
	Refunding, Public Improvements:
1,600,000	LOC-Wachovia Bank N.A., 0.180%, 1/4/10 (a)	1,600,000
16,700,000	SPA-Dexia Credit Local, 0.180%, 1/4/10 (a)	16,700,000

	Total Puerto Rico	54,425,000

Rhode Island — 0.0%
795,000	Rhode Island State IFC, Mathews Realty LLC, LOC-State Street Bank & Trust Co.,
	0.650%, 1/6/10 (a)(b)	795,000

South Carolina — 0.3%
	South Carolina Jobs EDA:
4,900,000	Health Sciences Medical University, LOC-Wachovia Bank, 0.320%,
	1/7/10 (a)	4,900,000
7,000,000	IDR, South Carolina Electric & Gas Co., LOC-Branch Banking & Trust,
	0.310%, 1/7/10 (a)(b)	7,000,000
	Revenue:

See Notes to Schedule of Investments.

17

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

South Carolina — 0.3% (continued)
$ 2,400,000	Dorris Properties LLC Project, LOC-Sun Bank N.A., Wells Fargo Bank N.A.,
	0.420%, 1/7/10 (a)(b)	$2,400,000
5,100,000	Southeastern Fly Ash Co. Inc. Project, LOC-Wachovia Bank N.A.,
	0.320%, 1/7/10 (a)(b)	5,100,000

	Total South Carolina	19,400,000

South Dakota — 1.0%
	South Dakota Housing Development Authority, Homeownership Mortgage,
	SPA-Landesbank Hessen-Thuringen:
44,680,000	0.270%, 1/6/10 (a)(b)	44,680,000
13,565,000	0.230%, 1/7/10 (a)	13,565,000

	Total South Dakota	58,245,000

Tennessee — 0.9%
5,465,000	Blount County, TN, Public Building Authority, Local Government Public
	Improvement, LOC-Branch Banking & Trust, 0.240%, 1/6/10 (a)	5,465,000
4,760,000	Clarksville, TN, Public Building Authority Revenue, Pooled Financing,
	Tennessee Municipal Bond Fund, LOC-Bank of America N.A.,
	0.270%, 1/4/10 (a)	4,760,000
3,000,000	Hamilton County, TN, TECP, LIQ-SunTrust Bank, 0.400% due 1/6/10	3,000,000
1,200,000	Knox County, TN, Health, Educational & Housing Facilities Board Hospital
	Facility Revenue, Catholic Healthcare, LOC-Landesbank Baden,
	0.280%, 1/6/10 (a)	1,200,000
	Metropolitan Government Nashville & Davidson County, TN:
	Health & Educational Facilities Board Revenue:
14,700,000	Lipscomb University Project, LOC-FHLB, SunTrust Bank,
	0.260%, 1/6/10 (a)	14,700,000
2,250,000	Montessori Academy Inc., LOC-Fifth Third Bank, 0.510%, 1/7/10 (a)	2,250,000
2,430,000	HEFA Board Revenue, Meharry Medical College, LOC-Fifth Third Bank,
	0.550%, 1/1/10 (a)	2,430,000
6,500,000	Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue,
	TECP, LOC-U.S. Bank N.A., 0.400% due 3/9/10	6,500,000
4,310,000	Montgomery County, TN, Public Building Authority, Pooled Financing Revenue,
	Tennessee County Loan Pool, LOC-Bank of America N.A.,
	0.260%, 1/4/10 (a)	4,310,000
7,000,000	Sevier County, TN, Public Building Authority, Local Government Public Improvement,
	LOC-KBC Bank N.V., 0.340%, 1/6/10 (a)	7,000,000

	Total Tennessee	51,615,000

Texas — 9.2%
	Austin, TX, ISD, TECP, LOC-Bank of America N.A.:
12,100,000	0.350% due 4/6/10	12,100,000
9,200,000	0.350% due 4/7/10	9,200,000
12,300,000	Dallas, TX, Performing Arts Cultural Facilities Corp. Revenue, Dallas Center
	for the Performing Arts Foundation Inc. Project, LOC-Bank of America N.A.,
	0.270%, 1/4/10 (a)	12,300,000
7,520,000	Gregg County, TX, Health Facilities Development Corp., Hospital Revenue,
	Good Shepherd Hospital Inc., Radian, LOC-JPMorgan Chase,
	0.250%, 1/4/10 (a)	7,520,000
4,900,000	Gulf Coast IDA, Marine Term Revenue, BP Amoco Oil Co. Project,
	0.405% due 6/1/10 (e)	4,900,000
9,200,000	Gulf Coast Waste Disposal Authority, TX, BP Amoco Oil Co. Project,
	0.500% due 4/1/10 (b)(e)	9,200,000
	Harris County, TX:
	Cultural Education Facilities Finance Corp.:
39,230,000	Revenue, Methodist Hospital, 0.200%, 1/4/10 (a)	39,230,000
9,005,000	Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan Chase,
	0.200%, 1/4/10 (a)	9,005,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Texas — 9.2% (continued)
$ 12,100,000	Cultural Educational Facilities Finance Corp., TECP, Methodist Hospital System,
	0.350% due 6/30/10	$12,100,000
	Flood Control District, TECP, LOC-Helaba:
20,880,000	0.330% due 1/7/10	20,880,000
400,000	0.350% due 1/7/10	400,000
	Health Facilities Development Corp.:
	Hospital Revenue:
	Baylor College of Medicine:
	AMBAC:
3,100,000	0.250%, 1/4/10 (a)	3,100,000
73,550,000	0.210%, 1/4/10 (a)	73,550,000
20,500,000	LOC-JPMorgan Chase, 0.200%, 1/4/10 (a)	20,500,000
25,000,000	Memorial Hermann Healthcare Systems, AGM, SPA-Dexia Credit Local,
	0.420%, 1/6/10 (a)	25,000,000
4,850,000	Revenue, Methodist Hospital System, 0.200%, 1/4/10 (a)	4,850,000
1,500,000	HFDC of Central Texas Inc., TX, Retirement Facilities Revenue, LOC-BNP Paribas,
	0.260%, 1/7/10 (a)	1,500,000
	Houston, TX:
3,300,000	Airport Systems Revenue, TECP, LOC-Dexia Credit Local, 0.300% due 2/8/10	3,300,000
	Higher Education Finance Corp.:
5,400,000	Revenue, William Marsh Rice University Project, 0.200%, 1/4/10 (a)	5,400,000
	TECP, Rice University:
10,000,000	0.350% due 1/12/10	10,000,000
10,000,000	0.300% due 2/4/10	10,000,000
10,000,000	0.350% due 3/4/10	10,000,000
3,000,000	0.300% due 3/9/10	3,000,000
10,000,000	0.350% due 3/10/10	10,000,000
10,000,000	Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue,
	Allied Waste Inc. Project, LOC-Bank of America N.A., 0.350%, 1/7/10 (a)(b)	10,000,000
	North Texas Higher Education Authority, Student Loan, Revenue:
17,000,000	LOC-Bank of America & Dexia Credit Local, 0.320%, 1/6/10 (a)(b)	17,000,000
10,000,000	LOC-Lloyds Bank PLC, 0.320%, 1/6/10 (a)(b)	10,000,000
	North Texas Tollway Authority:
17,000,000	Revenue, LOC-JPMorgan Chase, 0.220%, 1/6/10 (a)	17,000,000
5,200,000	TECP, LOC-Bank of America, 0.350% due 3/4/10	5,200,000
31,570,000	Pasadena, TX, ISD, GO, AGM, SPA-Bank of America NA, 0.350%, 1/7/10 (a)	31,570,000
	San Antonio, TX:
	Electric and Gas, TECP, LOC-State Street Bank & Trust Co.,
	Bank of America N.A.:
6,100,000	0.260% due 2/10/10	6,100,000
4,600,000	0.320% due 2/10/10	4,600,000
4,000,000	Empowerment Zone Development Corp., Drury Southwest Hotel Project,
	LOC-U.S. Bank, 0.250%, 1/7/10 (a)(b)	4,000,000
3,690,000	IDA, IDR, Tindall Corp. Project, LOC-Wachovia Bank N.A.,
	0.320%,1/7/10 (a)(b)	3,690,000
5,150,000	Southeast Texas, HFC, MFH, Oaks of Hitchcock Apartments,
	LOC-General Electric Capital Corp., 0.400%, 1/7/10 (a)(b)	5,150,000
2,290,000	Splendora, TX, Higher Education Facilities Corp. Revenue, Fellowship Christian Project,
	LOC-Bank of America N.A., 0.250%, 1/7/10 (a)	2,290,000
9,600,000	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility,
	Refunding, Northwest Senior Edgemere Project, LOC-Lasalle
	Bank N.A., 0.230%, 1/7/10 (a)	9,600,000
	Texas Public Finance Authority, GO, TECP:
1,800,000	0.300% due 3/1/10	1,800,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Texas — 9.2% (continued)
$ 6,000,000	0.300% due 6/15/10	$6,000,000
115,000	Texas State, GO, Veterans Housing Assistance, LIQ-Dexia Credit Local,
	0.270%, 1/6/10 (a)(b)	115,000
6,700,000	Texas State Department of Transportation Highway Revenue, TECP, LIQ-
	Bank of America N.A., State Street Bank & Trust Co., JPMorgan Chase,
	0.370% due 1/27/10	6,700,000
	Texas Technical University Revenue Financing System, TECP:
17,339,000	0.300% due 2/4/10	17,339,000
3,000,000	0.350% due 3/9/10	3,000,000
4,950,000	0.330% due 4/7/10	4,950,000
9,635,000	Trinity River Authority, TX, Solid Waste Disposal Revenue, Community
	Waste Disposal Project, LOC-Wells Fargo Bank N.A., 0.320%, 1/7/10 (a)(b)	9,635,000
1,250,000	Tyler, TX, Health Facilities Development Corp., Hospital Revenue,
	Mother Frances Hospital, LOC-Bank of America, 0.250%, 1/7/10 (a)	1,250,000
	University of North Texas:
41,813,000	Revenue, TECP, 0.300% due 2/10/10	41,813,000
1,600,000	TECP, 0.350% due 3/2/10	1,600,000
11,500,000	University of Texas System Revenue, TECP, 0.450% due 2/17/10	11,500,000
4,730,000	Weslaco, TX, Health Facilities Development Corp., Knapp Medical Center,
	LOC-Compass Bank, 0.550%, 1/7/10 (a)	4,730,000

	Total Texas	553,667,000

Utah — 1.6%
3,345,000	Central Utah Water Conservancy District, GO, LIQ-Helaba, 0.280%, 1/6/10 (a)	3,345,000
	Utah Housing Corp. Single Family Mortgage Revenue:
9,250,000	FHLB, 0.370%, 1/6/10 (a)(b)	9,250,000
3,500,000	SPA-FHLB, 0.370%, 1/6/10 (a)(b)	3,500,000
11,500,000	Utah State Board of Regents, Student Loan Revenue, GTD Student Loans,
	LOC-Wells Fargo Bank N.A., 0.320%, 1/7/10 (a)(b)	11,500,000
	Utah Transit Authority, Sales Tax Revenue, LOC-Fortis Bank SA/NV:
20,100,000	0.160%, 1/4/10 (a)	20,100,000
30,025,000	0.180%, 1/4/10 (a)	30,025,000
11,100,000	Utah Water Finance Agency Revenue, LIQ-JPMorgan Chase, 0.280%, 1/6/10 (a)	11,100,000
10,000,000	Weber County, UT, Hospital Revenue, IHC Health Services, SPA-
	Landesbank Hessen-Thuringen, 0.230%, 1/4/10 (a)	10,000,000

	Total Utah	98,820,000

Vermont — 1.7%
	Vermont Educational & Health Buildings Financing Agency Revenue:
6,580,000	Hospital, Northeastern Vermont, LOC-TD Banknorth N.A.,
	0.210%, 1/4/10 (a)	6,580,000
21,675,000	Rutland Medical Center, Radian, LOC-TD Banknorth N.A.,
	SPA-TD Banknorth N.A., 0.210%, 1/4/10 (a)	21,675,000
4,855,000	Vermont Housing Finance Agency, Single-Family, AGM, SPA-FHLB,
	0.340%, 1/6/10 (a)(b)	4,855,000
70,000,000	Vermont Student Assistance Corp. Education Loan Revenue,
	SPA-Bank of New York, 0.290%, 1/7/10 (a)(b)	70,000,000

	Total Vermont	103,110,000

Virginia — 3.9%
	Albemarle County, VA, EDA Hospital Revenue, Martha Jefferson Hospital:
5,000,000	LOC-Branch Banking & Trust, 0.230%, 1/7/10 (a)	5,000,000
	LOC-Wachovia Bank N.A.:
34,700,000	0.210%, 1/4/10 (a)	34,700,000
33,500,000	0.210%, 1/4/10 (a)	33,500,000

See Notes to Schedule of Investments.

20

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Virginia — 3.9% (continued)
$ 6,900,000	Caroline County, VA, IDA, EDR, Meadow Event Park, LOC-AgFirst Farm Credit Bank,
	0.250%, 1/7/10 (a)	$6,900,000
12,500,000	Chesapeake Bay, VA, Bridge & Tunnel District, Revenue, General Resolution,
	LOC-Branch Banking & Trust, 0.220%, 1/7/10 (a)	12,500,000
4,250,000	Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust,
	0.240%, 1/7/10 (a)	4,250,000
5,880,000	Henrico County, VA, EDA Revenue, Bon Secours Health, LOC-Landesbank Baden-Wurttemberg,
	0.300%, 1/6/10 (a)	5,880,000
8,700,000	Lexington IDA, VMI Development Board Inc. Project, LOC-Wachovia Bank NA,
	0.210%, 1/4/10 (a)	8,700,000
	Lynchburg, VA, IDA:
2,900,000	Recreational Facilities Revenue, YMCA of Central Virginia,
	LOC-Wachovia Bank N.A., 0.320%, 1/7/10 (a)	2,900,000
3,950,000	Revenue, Central Health, NATL, LOC-Branch Banking & Trust,
	0.230%, 1/7/10 (a)	3,950,000
1,125,000	Montgomery County, VA, IDA Revenue, Virginia Tech Foundation,
	LOC-Bank of America, 0.290%, 1/4/10 (a)	1,125,000
7,760,000	Norfolk, VA, GO, SPA-Lloyds TSB Bank PLC, 0.210%, 1/7/10 (a)	7,760,000
3,000,000	Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems, AGM,
	SPA-Wachovia Bank N.A., 0.210%, 1/4/10 (a)	3,000,000
	Virginia College Building Authority, VA:
	Educational Facilities Revenue, 21st Century College:
4,800,000	SPA-Wachovia Bank N.A., Refunding, University Richmond Project,
	SPA-SunTrust Bank, 0.210%, 1/4/10 (a)	4,800,000
	SPA-Wachovia Bank:
16,485,000	0.210%, 1/4/10 (a)	16,485,000
9,320,000	0.210%, 1/4/10 (a)	9,320,000
6,415,000	Various Shenandoah University Projects, LOC-Branch Banking & Trust,
	0.280%, 1/4/10 (a)	6,415,000
	Virginia Commonwealth University:
	Health System Authority Revenue:
41,425,000	AMBAC, LOC-Wachovia Bank N.A., 0.210%, 1/4/10 (a)	41,425,000
2,200,000	LOC-Wachovia Bank N.A., 0.190%, 1/4/10 (a)	2,200,000
18,100,000	VA, AMBAC, LOC-Wachovia Bank N.A., 0.180%, 1/4/10 (a)	18,100,000
6,100,000	Virginia Small Business Financing Authority Revenue,
	Children’s Hospital of the King’s Daughters Inc., LOC-Wachovia Bank N.A., 0.370%, 1/7/10 (a)	6,100,000

	Total Virginia	235,010,000

Washington — 2.2%
	King County, WA:
4,250,000	Housing Authority Revenue, Greenbridge Redevelopment, Salmon,
	LOC-Bank of America N.A., 0.350%, 1/7/10 (a)(b)	4,250,000
5,680,000	Overlake Project, LOC-Bank of America, 0.350%, 1/7/10 (a)(b)	5,680,000
1,470,000	Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank,
	0.530%, 1/7/10 (a)(b)	1,470,000
10,000,000	Port Grays Harbor, WA, Murphy Co. Project, LOC-Bank of America N.A.,
	0.350%, 1/7/10 (a)(b)	10,000,000
20,000,000	Port of Seattle, WA, Revenue, Subordinated Lien, LOC-Fortis Bank NV,
	0.340%, 1/6/10 (a)(b)	20,000,000
30,400,000	Snohomish County, WA, Public Utility District No. 1, Electric Revenue,
	2.000% due 5/26/10	30,570,736
2,000,000	Tulalip Tribes of the Tulalip Reservation, WA,
	Revenue, Refunding Capital Projects, LOC- Wells Fargo Bank N.A., 0.210%, 1/7/10 (a)	2,000,000
3,800,000	Washington State Economic Development Finance Authority, EDR,
	Benaroya Research Institute at Virginia Mason, LOC-Bank of America,
	0.220%, 1/7/10 (a)	3,800,000
	Washington State HFC:
2,700,000	MFH Revenue, Cambridge Apartments, LIQ-FNMA, 0.240%, 1/7/10 (a)	2,700,000

See Notes to Schedule of Investments.

21

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face
Amount	Security	Value

Washington — 2.2% (continued)
$ 6,600,000	Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo
	Bank N.A., 0.320%, 1/4/10 (a)	$6,600,000
	Washington State:
100,000	Health Care Facilities Authority Revenue, Multicare Health Systems,
	AGM, SPA-U.S. Bank N.A., 0.210%, 1/4/10 (a)	100,000
3,550,000	HFA, MFH, Summer Ridge Apartments Project, LOC-U.S. Bank,
	0.290%, 1/4/10 (a)(b)	3,550,000
	HFC, MFH, Revenue:
5,860,000	Bridgewood Four Seasons, FNMA, LIQ-FNMA, 0.390%, 1/4/10 (a)(b)	5,860,000
14,640,000	Merrill Gardens at Tacoma LLC, LOC-Bank of America N.A.,
	0.320%, 1/7/10 (a)(b)	14,640,000
6,125,000	Rolling Hills Apartments Project, FNMA, LIQ-FNMA,
	0.320%, 1/7/10 (a)(b)	6,125,000
7,285,000	The Lodge at Eagle Ridge LLC, LOC-Bank of America N.A.,
	0.320%, 1/7/10 (a)(b)	7,285,000
6,680,000	Higher EFA Revenue, University of Puget Sound Project A,
	LOC-Bank of America N.A., 0.290%, 1/7/10 (a)	6,680,000

	Total Washington	131,310,736

West Virginia — 0.2%
10,000,000	West Virginia, EDA, Solid Waste Disposal Facilities Revenue,
	Appalachian Power Co., LOC-JPMorgan Chase, 0.380%, 1/7/10 (a)(b)	10,000,000

Wisconsin — 2.5%
	Milwaukee, WI, TECP:
	LOC-State Street Bank & Trust Co.:
4,900,000	0.340% due 5/4/10	4,900,000
8,150,000	0.340% due 5/6/10	8,150,000
4,100,000	LOC-State Street Bank &Trust Co., 0.340% due 5/6/10	4,100,000
23,890,000	Wisconsin Housing & EDA, Home Ownership Revenue, FHLB,
	0.320%, 1/6/10 (a)(b)	23,890,000
	Wisconsin State:
	GO, TECP:
14,675,000	0.500% due 2/4/10	14,675,000
50,000,000	0.400% due 2/9/10	50,000,000
	HEFA Revenue:
27,550,000	Froedtert & Community Health, LOC-U.S. Bank N.A.,
	0.200%, 1/4/10 (a)	27,550,000
15,000,000	GO, Froedtert and Community Health Inc., LOC-U.S. Bank N.A.,
	0.210%, 1/6/10 (a)	15,000,000

	Total Wisconsin	148,265,000

Wyoming — 0.6%
	Sweetwater County, WY:
31,400,000	Environmental Important Revenue, Simplot Phosphates LLC,
	LOC-Rabobank Nederland, 0.390%, 1/6/10 (a)(b)	31,400,000
4,600,000	PCR, Refunding, Pacificorp Project, LOC-Barclays Bank PLC,
	0.320%, 1/4/10 (a)	4,600,000

	Total Wyoming	36,000,000

	TOTAL INVESTMENTS — 99.8% (Cost — $6,012,928,212#)	6,012,928,212
	Other Assets in Excess of Liabilities — 0.2%	11,375,938

	TOTAL NET ASSETS — 100.0%	$6,024,304,150

(a)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

See Notes to Schedule of Investments.

22

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is purchased on a when-issued basis.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	- Association of Bay Area Governor
AGC	- Assured Guaranty Corporation - Insured Bonds
AGM	- Assured Guaranty Municipal Corp. - Insured Bonds
AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
BAN	- Bond Anticipation Notes
CDA	- Community Development Authority
COP	- Certificate of Participation
CTFS	- Certificates
DFA	- Development Finance Agency
EDA	- Economic Development Authority
EDR	- Economic Development Revenue
EFA	- Educational Facilities Authority
FHA	- Federal Housing Administration
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
GO	- General Obligation
GTD	- Guaranteed
HDA	- Housing Development Agency
HEFA	- Health & Educational Facilities Authority
HFA	- Housing Finance Authority
HFC	- Housing Finance Commission
IDA	- Industrial Development Authority
IDB	- Industrial Development Board
IDR	- Industrial Development Revenue
IFC	- Industrial Finance Corporation
ISD	- Independent School District
LIQ	- Liquidity Facility
LOC	- Letter of Credit
MFA	- Municipal Finance Authority
MFH	- Multi-Family Housing
MTA	- Metropolitan Transportation Authority
MUD	- Municipal Utilities District
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
PCFA	- Pollution Control Finance Authority
PCR	- Pollution Control Revenue
PFA	- Public Facilities Authority
Radian	- Radian Asset Assurance - Insured Bonds
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TECP	- Tax Exempt Commercial Paper
TFA	- Transitional Finance Authority
TRAN	- Tax and Revenue Anticipation Notes
VA	- Veterans Administration

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Summary of Investments by Sector *

Health Care	23.3%
Education	18.6
Transportation	9.9
General Obligation	8.3
Miscellaneous	6.8
Water & Sewer	5.5
Utilities	5.0
Housing: Single Family	4.9
Industrial Revenue	4.1
Housing: Multi-Family	3.6
Public Facilities	3.2
Power	2.8
Finance	1.3
Pollution Control	1.1
Tax Allocation	0.9
Solid Waste/Resource Recovery	0.6
Life Care Systems	0.1

100.0%

*As a percentage of total investments. Please note that Fund holdings are as of December 31, 2009 and are subject to change.

Ratings Table† (unaudited)

S&P/Moody’s/Fitch‡
A-1	66.6%
VMIG1	25.3
SP-1	3.0
P-1	2.2
F-1	1.3
MIG1	0.8
NR	0.4
AAA/Aaa	0.3
AA/Aa	0.1

100.0%

†As a percentage of total investments.

‡ S&P primary rating; Moody’s secondary, then Fitch

See pages 25 and 26 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

MIG 1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$6,012,928,212	—	$6,012,928,212

† See Schedule of Investments for additional detailed categorizations.

(b) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(c) Securities Traded on a When-Issue Basis. The Fund may trade securities on a when-issue basis. In a when-issue transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Notes to Schedule of Investments (unaudited) (continued)

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2009 the Fund did not invest in Swaps, Options, or Futures and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 24, 2010

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: February 24, 2010